Note 3 - Stockholders' Equity (Deficit), Stock Options and Warrants - Schedule of Listing of Stock Options and Warrants (Details) - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Shares, options (in shares)	165,643
Shares, warrants (in shares)	871,101
Minimum [Member]
Price, options (in dollars per share)	$ 2.25	$ 6.875
Price, warrants (in dollars per share)	0
Maximum [Member]
Price, options (in dollars per share)	596.25	$ 139.2375
Price, warrants (in dollars per share)	$ 609.38
Warrants 2012 [Member]
Shares, warrants (in shares)	2,792
Price, warrants (in dollars per share)	$ 281.25
Warrants 2013 [Member]
Shares, warrants (in shares)	10,703
Warrants 2013 [Member] | Minimum [Member]
Price, warrants (in dollars per share)	$ 93.75
Warrants 2013 [Member] | Maximum [Member]
Price, warrants (in dollars per share)	$ 371.25
Warrants 2014 [Member]
Shares, warrants (in shares)	6,455
Warrants 2014 [Member] | Minimum [Member]
Price, warrants (in dollars per share)	$ 243.75
Warrants 2014 [Member] | Maximum [Member]
Price, warrants (in dollars per share)	$ 609.38
Warrants 2015 [Member]
Shares, warrants (in shares)	94,152
Warrants 2015 [Member] | Minimum [Member]
Price, warrants (in dollars per share)	$ 0
Warrants 2015 [Member] | Maximum [Member]
Price, warrants (in dollars per share)	$ 243.75
Warrants 2016 [Member]
Shares, warrants (in shares)	756,999
Price, warrants (in dollars per share)	$ 4.46
Stock Options 2011 [Member]
Shares, options (in shares)	175
Price, options (in dollars per share)	$ 281.25
Stock Options 2012 [Member]
Shares, options (in shares)	1,841
Stock Options 2012 [Member] | Minimum [Member]
Price, options (in dollars per share)	$ 131.25
Stock Options 2012 [Member] | Maximum [Member]
Price, options (in dollars per share)	$ 150
Stock Options 2013 [Member]
Shares, options (in shares)	1,612
Stock Options 2013 [Member] | Minimum [Member]
Price, options (in dollars per share)	$ 121.88
Stock Options 2013 [Member] | Maximum [Member]
Price, options (in dollars per share)	$ 596.25
Stock Options 2014 [Member]
Shares, options (in shares)	969
Stock Options 2014 [Member] | Minimum [Member]
Price, options (in dollars per share)	$ 162.50
Stock Options 2014 [Member] | Maximum [Member]
Price, options (in dollars per share)	$ 468.75
Stock Options 2015 [Member]
Shares, options (in shares)	4,240
Stock Options 2015 [Member] | Minimum [Member]
Price, options (in dollars per share)	$ 65.75
Stock Options 2015 [Member] | Maximum [Member]
Price, options (in dollars per share)	$ 86.25
Stock Options 2016 [Member]
Shares, options (in shares)	156,806
Stock Options 2016 [Member] | Minimum [Member]
Price, options (in dollars per share)	$ 2.25
Stock Options 2016 [Member] | Maximum [Member]
Price, options (in dollars per share)	$ 5.13